EXCHANGE TRADED CONCEPTS TRUST

Forensic Accounting ETF
ROBO-STOXTM Global Robotics and Automation Index ETF
VelocityShares Equal Risk Weighted ETF
YieldShares High Income ETF
(each, a “Fund” and collectively, the “Funds”)

Supplement dated December 11, 2014 to the currently effective
Prospectuses and Summary Prospectuses for the Funds listed above.

This supplement provides new and additional information beyond that contained in the Prospectuses and Summary Prospectuses for the Funds listed above and should be read in conjunction with the Prospectuses and Summary Prospectuses.

Effective immediately, Denise M. Krisko no longer serves as a portfolio manager to the Funds and all references to Ms. Krisko in the Funds’ Summary Prospectuses, Prospectuses and Statements of Additional Information are deleted in their entirety.  Effective immediately, Michael Gompers, Justin V. Lowry and Sean P. Reichert will serve as portfolio managers to the Funds and, therefore the following changes apply to the Prospectuses and Summary Prospectuses:

Revisions to Prospectuses and Summary Prospectuses

•	The information under the heading “Portfolio Manager” in the Fund Summary section is deleted in its entirety and replaced with the following:

Portfolio Managers

Michael Gompers, Portfolio Manager, Chief Executive Officer and Chief Compliance Officer for Index Management Solutions, LLC, has had primary responsibility for the day-to-day management of the Fund since November 2014.

Justin V. Lowry, Portfolio Manager for Index Management Solutions, LLC, has had primary responsibility for the day-to-day management of the Fund since November 2014.

Sean P. Reichert, Portfolio Manager for Index Management Solutions, LLC, has had primary responsibility for the day-to-day management of the Fund since November 2014.

Revisions to Prospectuses Only

•	The information under the heading “Portfolio Manager” is deleted in its entirety and replaced with the following:

Portfolio Managers

Michael Gompers, Justin V. Lowry and Sean P. Reichert are primarily responsible for the day-to-day management of the Fund.

Mr. Gompers is Chief Executive Officer and Chief Compliance Officer of Index Management Solutions, LLC and has been with the firm since 2010.  Mr. Gompers has also been the Chief Operating Officer of VTL Associates, LLC, the parent company of IMS, since 2005. Mr. Gompers earned his B.S. in Accounting from St. Joseph’s University in 2004 and his MBA from St. Joseph’s University in 2005.

Mr. Lowry is a portfolio manager with Index Management Solutions, LLC and has been with the firm since its founding in 2009. He has six years of experience in the investment management industry, and currently manages and trades products with nearly $2.5 billion in total fund assets.  Mr. Lowry has also worked to create and develop customized indexes that have been developed into exchange traded products. Mr. Lowry graduated with a B.S. in Business Management from St. Joseph’s University.

Mr. Reichert is a portfolio manager with Index Management Solutions, LLC and has been with the firm since 2009. He currently manages products with nearly $2.5 billion in total fund assets and facilitates the trading, as well as the cash and tax management for such accounts. Prior to joining IMS, Mr. Reichert worked as an investment consultant for VTL Associates where he focused on creating asset allocation models for institutional investors. He also worked in the Public Finance department at Janney Montgomery Scott, a regional investment bank. Mr. Reichert graduated with a B.S. in Economics with a concentration in Finance from The Wharton School of The University of Pennsylvania. He is currently a Level II CFA candidate.

The SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of Fund shares.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

EXCHANGE TRADED CONCEPTS TRUST

Forensic Accounting ETF
ROBO-STOXTM Global Robotics and Automation Index ETF
VelocityShares Equal Risk Weighted ETF
YieldShares High Income ETF
(each, a “Fund” and collectively, the “Funds”)

Supplement dated December 11, 2014 to the currently effective
Statements of Additional Information for the Funds listed above.

This supplement provides new and additional information beyond that contained in the Statements of Additional Information (each, an “SAI” and, collectively, the “SAIs”) for the Funds listed above and should be read in conjunction with the SAIs.

Effective immediately, Denise M. Krisko no longer serves as a portfolio manager to the Funds and all references to Ms. Krisko are deleted in their entirety.  Effective immediately, Michael Gompers, Justin V. Lowry and Sean P. Reichert will serve as portfolio managers to the Funds and, therefore the following changes apply to the SAI:

•	The information under “Fair Value Committee” in the “Board Committees” section of each SAI is deleted in its entirety and replaced with the following:

Fair Value Committee. The Board also has established a Fair Value Committee that is comprised of representatives from the Adviser, representatives from the Trust’s administrator, and/or members of the Board of Trustees. The Fair Value Committee operates under procedures approved by the Board.  The Fair Value Committee is responsible for the valuation of any portfolio investments for which market quotations or prices are not readily available. Mr. Stevens, Mr. Hogan, and Mr. Rodriguez currently serve as voting members on the Fair Value Committee.  The Fair Value Committee meets periodically, as necessary.

•	The information under the heading “The Portfolio Manager” in each SAI is deleted in its entirety and replaced with the following:

THE PORTFOLIO MANAGERS
This section includes information about the Fund’s portfolio managers, including information about other accounts they manage, the dollar range of Shares they own and how they are compensated.

Michael Gompers, Justin V. Lowry and Sean P. Reichert are primarily responsible for the day-to-day management of the Fund.

Mr. Gompers is Chief Executive Officer and Chief Compliance Officer of Index Management Solutions, LLC and has been with the firm since 2010.  Mr. Gompers has also been the Chief Operating Officer of VTL Associates, LLC, the parent company of IMS, since 2005. Mr. Gompers earned his B.S. in Accounting from St. Joseph’s University in 2004 and his MBA from St. Joseph’s University in 2005.

Mr. Lowry is a portfolio manager with Index Management Solutions, LLC and has been with the firm since its founding in 2009. He has six years of experience in the investment management industry, and currently manages and trades products with nearly $2.5 billion in total fund assets.  Mr. Lowry has also worked to create and develop customized indexes that have been developed into exchange traded products. Mr. Lowry graduated with a B.S. in Business Management from St. Joseph’s University

Mr. Reichert is a portfolio manager with IMS and has been with the firm since 2009. He currently manages products with nearly $2.5 billion in total fund assets and facilitates the trading, as well as the cash and tax management for such accounts. Prior to joining IMS, Mr. Reichert worked as an investment consultant for VTL Associates where he focused on creating asset allocation models for institutional investors. He also worked in the Public Finance department at Janney Montgomery Scott, a regional investment bank. Mr. Reichert graduated with a B.S. in Economics with a concentration in Finance from The Wharton School of The University of Pennsylvania. He is currently a Level II CFA candidate.

Compensation. The Fund’s portfolio managers each receive a fixed base salary and incentive awards based on profitability, growth in assets, and long-term investment performance. Key staff members of the Sub-Adviser are eligible to participate in a deferred compensation plan due to their high level of accountability and upon demonstrating a successful long-term performance track record. The value of the award increases during a vesting period based upon the profitability of the firm. Voluntary contributions may be made to a defined contribution plan.

Shares Owned by Portfolio Managers. The Fund is required to show the dollar range of the portfolio managers “beneficial ownership” of Shares of the Fund as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Exchange Act. As of September 30, 2014, the portfolio managers did not beneficially own Shares of the Fund.

Other Accounts Managed by the Portfolio Managers. In addition to the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of September 30, 2014.

Portfolio Managers	Registered Investment Companies Accounts*	Total Assets	Other Pooled Investment Vehicles Accounts*	Total Assets	Other Accounts*	Total Assets
Michael Gompers	18	$1.9 billion	3	$592 million	0	$0
Justin V. Lowry	18	$1.9 billion	3	$592 million	0	$0
Sean P. Reichert	18	$1.9 billion	3	$592 million	0	$0

*	None of the accounts managed by Mr. Gompers, Mr. Lowry and Mr. Reichert are subject to performance based advisory fees.

Conflicts of Interest.  Because the portfolio managers manage multiple portfolios for multiple clients, the potential for conflicts of interest exists. The portfolio managers may manage portfolios that have substantially the same investment style as the Fund. However, the portfolios managed by the portfolio managers may not have portfolio compositions identical to those of the Fund due, for example, to specific investment limitations or guidelines present in some portfolios or accounts, but not others. The portfolio managers may purchase securities for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios. The portfolio managers may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Fund, or make investment decisions that are similar to those made for the Fund, both of which have the potential to adversely impact the Fund depending on market conditions. For example, the portfolio managers may purchase a security in one portfolio while appropriately selling that same security in another portfolio. In addition, some of these portfolios have fee structures that are or have the potential to be higher than the advisory fees paid by the Fund, which may cause potential conflicts in the allocation of investment opportunities between the Fund and the other accounts. However, the compensation structure for the portfolio managers does not generally provide incentive to favor one account over another because that part of each manager’s bonus based on performance is not based on the performance of one account to the exclusion of others. There are many other factors considered in determining each portfolio manager’s bonus and there is no formula that is applied to weight the factors listed. In addition, current trading practices do not allow the Adviser or Sub-Adviser to intentionally favor one portfolio over another as trades are executed as trade orders are received.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.